Investments - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Investment [Line Items]
Current investments - customer deposits	$ 103,153,000	$ 122,668,000	[1]
Customer deposits covered by cash	328,200,000
Impairment loss	$ 0
Gain on investment in equity instruments		33,600,000
Securities of NYX Gaming Group
Disclosure Of Investment [Line Items]
Proceeds from sale of investment in cash		27,900,000
Gain on investment in equity instruments		14,000,000
Shares of Jackpotjoy
Disclosure Of Investment [Line Items]
Proceeds from sale of investment in cash		59,800,000
Gain on investment in equity instruments		$ 15,000,000

[1]	* Certain amounts were reclassified in the comparative period during the three months ended June 30, 2018. See note 2. See accompanying notes.